SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenues	$ 101,980	$ 90,435	$ 97,035
Clinical laboratory goods [Member]
Disclosure of products and services [line items]
Revenues	84,280	68,127	71,618
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenues	8,485	10,915	10,581
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenues	$ 9,215	$ 11,393	$ 14,836